Expense Example, No Redemption - Touchstone Strategic Income Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	598
Expense Example, No Redemption, 5 Years	1,049
Expense Example, No Redemption, 10 Years	$ 2,302